Villere Balanced Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 68.8%	Shares	Value
Administrative and Support Services - 7.1%
Uber Technologies, Inc. (a)	42,090	$3,542,294
Visa, Inc. - Class A	10,520	3,841,799
		7,384,093

Ambulatory Health Care Services - 2.1%
Option Care Health, Inc. (a)	65,235	2,131,880

Beverage and Tobacco Product Manufacturing - 1.1%
PepsiCo, Inc.	9,000	1,183,050

Chemical Manufacturing - 6.1%
Abbott Laboratories	13,675	1,826,707
Colgate-Palmolive Co.	24,070	2,237,066
Ligand Pharmaceuticals, Inc. (a)	22,313	2,280,165
		6,343,938

Computer and Electronic Product Manufacturing - 6.1%
Microchip Technology, Inc.	21,620	1,254,825
ON Semiconductor Corp. (a)	36,695	1,541,924
Roper Technologies, Inc.	6,260	3,569,890
		6,366,639

Credit Intermediation and Related Activities - 6.0%
Euronet Worldwide, Inc. (a)(b)	26,505	2,869,961
JPMorgan Chase & Co.	12,535	3,309,240
		6,179,201

Food Manufacturing - 1.5%
Mondelez International, Inc. - Class A	22,950	1,548,896

Insurance Carriers and Related Activities - 4.8%
Palomar Holdings, Inc. (a)	18,944	3,248,328
Progressive Corp.	6,105	1,739,497
		4,987,825

Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc. (a)(d)	20,984	0
OmniAb, Inc. (a)(d)	20,984	0
		0

Management of Companies and Enterprises - 3.5%
On Holding AG - Class A (a)	60,446	3,589,888

Merchant Wholesalers, Durable Goods - 4.1%
Pool Corp. (b)	14,312	4,302,044

Mining (except Oil and Gas) - 2.5%
Freeport-McMoRan, Inc.	68,640	2,641,267

Miscellaneous Manufacturing - 6.0%
Johnson & Johnson	9,720	1,508,641
STERIS PLC	8,095	1,984,975
Stryker Corp.	7,110	2,720,571
		6,214,187

Performing Arts, Spectator Sports, and Related Industries - 1.6%
Caesars Entertainment, Inc. (a)(b)	61,649	1,657,125

Petroleum and Coal Products Manufacturing - 1.4%
Chevron Corp.	10,610	1,450,387

Professional, Scientific, and Technical Services - 2.3%
IDEXX Laboratories, Inc. (a)	4,735	2,430,760

Publishing Industries - 2.1%
Microsoft Corp.	4,615	2,124,561

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 2.2%
Amazon.com, Inc. (a)	11,225	2,301,237

Support Activities for Mining - 1.5%
Atlas Energy Solutions, Inc. (b)	128,905	1,566,196

Support Activities for Transportation - 2.1%
J.B. Hunt Transport Services, Inc.	15,780	2,191,053

Telecommunications - 1.8%
Verizon Communications, Inc.	43,435	1,909,403

Transportation Equipment Manufacturing - 1.3%
Lockheed Martin Corp.	2,745	1,324,133

Water Transportation - 1.6%
Tidewater, Inc. (a)(b)	41,885	1,663,253
TOTAL COMMON STOCKS (Cost $52,203,573)		71,491,016

CORPORATE BONDS - 26.8%	Par	Value
Beverage and Tobacco Product Manufacturing - 0.5%
PepsiCo, Inc., 4.50%, 07/17/2029	500,000	504,792

Chemical Manufacturing - 3.5%
AbbVie, Inc., 4.88%, 03/15/2030 (b)	485,000	492,351
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,378,359
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	96,433
Scotts Miracle-Gro Co., 4.50%, 10/15/2029 (b)	700,000	666,169
		3,633,312

Computer and Electronic Product Manufacturing - 0.5%
Northrop Grumman Corp., 4.60%, 02/01/2029	525,000	528,439

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Visa, Inc., 0.75%, 08/15/2027	321,000	299,602

Couriers and Messengers - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034 (b)	480,000	484,135

Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,018,108

Fabricated Metal Product Manufacturing - 0.9%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	906,779

Insurance Carriers and Related Activities - 1.2%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	513,374
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	779,230
		1,292,604

Machinery Manufacturing - 0.8%
Brunswick Corp., 4.40%, 09/15/2032 (b)	960,000	868,916

Merchant Wholesalers, Durable Goods - 1.3%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	882,878
Reliance, Inc., 1.30%, 08/15/2025	490,000	486,517
		1,369,395

Merchant Wholesalers, Nondurable Goods - 0.5%
Sysco Corp., 5.10%, 09/23/2030	529,000	536,197

Paper Manufacturing - 0.9%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	914,274

Professional, Scientific, and Technical Services - 0.9%
Alphabet, Inc., 0.80%, 08/15/2027	1,000,000	933,366

Rail Transportation - 1.7%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,777,428

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.3%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,402,030

Transportation Equipment Manufacturing - 5.3%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	1,200,000	1,160,065
Honeywell International, Inc., 4.95%, 09/01/2031	1,000,000	1,016,328
Oshkosh Corp., 3.10%, 03/01/2030	500,000	460,501
Toyota Motor Corp., 1.34%, 03/25/2026	2,900,000	2,826,880
		5,463,774

Utilities - 5.7%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000	1,286,042
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	989,258
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	583,018
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,546,011
Southern Co., 5.11%, 08/01/2027 (e)	1,500,000	1,518,534
		5,922,863
TOTAL CORPORATE BONDS (Cost $28,674,253)		27,856,014

CONVERTIBLE PREFERRED STOCKS - 1.7%	Shares	Value
Credit Intermediation and Related Activities - 1.7%
Bank of America Corp., Series L, 7.25%, Perpetual	1,500	1,741,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,933)		1,741,500

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%	Shares	Value
Warehousing and Storage - 1.4%
Lineage, Inc. (b)	34,155	1,458,077
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,571,646)		1,458,077

SHORT-TERM INVESTMENTS - 13.9%		Value
Investments Purchased with Proceeds from Securities Lending - 12.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (f)	13,343,042	13,343,042

Money Market Funds - 1.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.24% (f)	1,114,465	1,114,465
TOTAL SHORT-TERM INVESTMENTS (Cost $14,457,507)		14,457,507

TOTAL INVESTMENTS - 112.6% (Cost $99,790,912)		117,004,114
Liabilities in Excess of Other Assets - (12.6)%		(13,117,784)
TOTAL NET ASSETS - 100.0%		$103,886,330
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $12,905,328.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(e)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Villere Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$71,491,016	$–	$0	$71,491,016
Corporate Bonds	–	27,856,014	–	27,856,014
Convertible Preferred Stocks	1,741,500	–	–	1,741,500
Real Estate Investment Trusts - Common	1,458,077	–	–	1,458,077
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,343,042
Money Market Funds	1,114,465	–	–	1,114,465
Total Investments	$75,805,058	$27,856,014	$0	$117,004,114

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,343,042 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2024	$0
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfer in and/or out of Level 3	-
Balance as of May 31, 2025	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at May 31, 2025	$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.

Type of Security	Fair Value at 5/31/25	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00